Schedule of Investments (unaudited)
July 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
General Dynamics Corp.	7,198	$ 2,242,969
Huntington Ingalls Industries, Inc.	1,141	318,179
L3Harris Technologies, Inc.	4,842	1,330,678
Lockheed Martin Corp.	11,274	4,746,129
Northrop Grumman Corp.	4,996	2,880,744
RTX Corp.	55,500	8,745,135
		20,263,834
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	2,753	317,476
Expeditors International of Washington, Inc.	8,400	976,416
FedEx Corp.	11,743	2,624,443
United Parcel Service, Inc., Class B	48,305	4,161,959
		8,080,294
Automobile Components — 0.1%
Autoliv, Inc.	4,509	502,979
BorgWarner, Inc.	9,019	331,899
Gentex Corp.	10,617	280,501
		1,115,379
Automobiles — 0.3%
Ford Motor Co.	257,033	2,845,355
Thor Industries, Inc.	1,318	119,925
		2,965,280
Banks — 11.4%
Associated Banc-Corp.	375	9,278
Atlantic Union Bankshares Corp.	5,531	175,333
Bank of America Corp.	337,783	15,967,002
Bank OZK	4,514	222,540
BOK Financial Corp.	1,048	106,403
Cadence Bank	353	12,302
Cathay General Bancorp	3,122	141,177
Citigroup, Inc.	89,058	8,344,735
Citizens Financial Group, Inc.	37,568	1,792,745
Columbia Banking System, Inc.	12,534	298,309
Comerica, Inc.	7,121	481,166
Commerce Bancshares, Inc.	4,267	261,140
Cullen/Frost Bankers, Inc.	2,109	268,708
East West Bancorp, Inc.	5,161	517,390
Fifth Third Bancorp	33,820	1,405,897
First Bancorp	10,864	226,297
First Financial Bankshares, Inc.	2,180	75,472
First Hawaiian, Inc.	6,219	150,811
First Horizon Corp.	36,403	793,949
FNB Corp.	13,310	203,909
Glacier Bancorp, Inc.	3,539	155,114
Hancock Whitney Corp.	3,451	206,094
Home BancShares, Inc.	8,963	252,398
Huntington Bancshares, Inc.	54,027	887,664
International Bancshares Corp.	1,101	75,066
JPMorgan Chase & Co.	109,815	32,531,596
KeyCorp	45,132	808,765
M&T Bank Corp.	7,379	1,392,417
Old National Bancorp	8,597	181,483
PNC Financial Services Group, Inc. (The)	16,206	3,083,516
Popular, Inc.	3,000	343,740
Prosperity Bancshares, Inc.	3,912	260,617
Regions Financial Corp.	55,288	1,400,445
SouthState Corp.	2,531	238,344
Synovus Financial Corp.	8,498	401,446
Truist Financial Corp.	81,405	3,558,213
Security	Shares	Value
Banks (continued)
U.S. Bancorp	58,858	$ 2,646,256
United Bankshares, Inc.	6,094	216,459
United Community Banks, Inc.	3,949	120,445
Valley National Bancorp	3,456	32,037
Webster Financial Corp.	7,779	448,459
Wells Fargo & Co.	256,873	20,711,670
Western Alliance Bancorp	2,456	190,487
Zions Bancorp N.A.	6,090	326,546
		101,923,840
Beverages — 2.6%
Brown-Forman Corp., Class A	3,438	98,464
Brown-Forman Corp., Class B, NVS	15,114	436,039
Coca-Cola Co. (The)	133,765	9,081,306
Constellation Brands, Inc., Class A	8,146	1,360,708
Keurig Dr. Pepper, Inc.	60,018	1,959,588
Molson Coors Beverage Co., Class B	14,722	717,256
PepsiCo, Inc.	71,211	9,821,421
		23,474,782
Biotechnology — 2.0%
AbbVie, Inc.	53,135	10,043,578
Amgen, Inc.	13,943	4,114,579
Gilead Sciences, Inc.	33,134	3,720,617
		17,878,774
Broadline Retail — 0.3%
eBay, Inc.	29,034	2,663,869
Macy’s, Inc.	13,030	164,569
		2,828,438
Building Products — 0.4%
A. O. Smith Corp.	5,936	420,209
Carlisle Cos., Inc.	3,382	1,199,629
Fortune Brands Innovations, Inc.	5,369	292,825
Griffon Corp.	3,167	257,382
Masco Corp.	10,598	722,042
Owens Corning	4,571	637,335
		3,529,422
Capital Markets — 5.7%
Ameriprise Financial, Inc.	5,575	2,888,909
Ares Management Corp., Class A	3,389	628,761
Bank of New York Mellon Corp. (The)	40,169	4,075,145
BlackRock, Inc.(a)	4,360	4,822,204
Blackstone, Inc., Class A	23,801	4,116,621
Blue Owl Capital, Inc., Class A	22,335	432,182
Carlyle Group, Inc. (The)	11,462	695,285
CME Group, Inc., Class A	13,347	3,714,203
Cohen & Steers, Inc.	966	71,059
Evercore, Inc., Class A	2,242	675,156
Federated Hermes, Inc., Class B, NVS	7,436	368,603
Franklin Resources, Inc.	21,583	517,992
Goldman Sachs Group, Inc. (The)	17,918	12,965,286
Invesco Ltd.	25,070	526,721
Janus Henderson Group PLC	6,814	295,046
Jefferies Financial Group, Inc.	5,264	303,522
Lazard, Inc.	5,094	264,786
Moelis & Co., Class A	1,345	94,338
Morgan Stanley	61,596	8,774,966
Northern Trust Corp.	11,751	1,527,630
StepStone Group, Inc., Class A	1,400	83,104
Stifel Financial Corp.	4,800	547,776
T Rowe Price Group, Inc.	17,164	1,741,288

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
TPG, Inc., Class A	8,861	$ 505,697
Victory Capital Holdings, Inc., Class A	2,526	174,067
		50,810,347
Chemicals — 0.7%
Air Products & Chemicals, Inc.	4,499	1,295,172
Albemarle Corp.	2,413	163,722
Avient Corp.	2,791	88,112
Cabot Corp.	2,472	178,429
Celanese Corp., Class A	2,023	105,661
DuPont de Nemours, Inc.	21,825	1,569,217
Eastman Chemical Co.	6,100	442,921
FMC Corp.	5,191	202,657
HB Fuller Co.	1,252	70,362
International Flavors & Fragrances, Inc.	4,136	293,780
Mosaic Co. (The)	11,915	429,059
PPG Industries, Inc.	8,707	918,589
RPM International, Inc.	2,348	275,679
Scotts Miracle-Gro Co. (The)	1,431	89,666
Westlake Corp.	912	72,322
		6,195,348
Commercial Services & Supplies — 0.0%
ABM Industries, Inc.	2,785	128,472
Brink’s Co. (The)	2,255	196,952
		325,424
Communications Equipment — 4.8%
Cisco Systems, Inc.	635,044	43,233,795
Construction Materials — 0.3%
CRH PLC	28,097	2,681,859
Consumer Finance — 0.3%
Ally Financial, Inc.	9,979	377,705
OneMain Holdings, Inc.	10,478	605,524
SLM Corp.	11,528	366,590
Synchrony Financial	25,411	1,770,384
		3,120,203
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	11,996	230,563
Dollar General Corp.	5,032	527,857
Kroger Co. (The)	52,377	3,671,628
Sysco Corp.	29,530	2,350,588
Target Corp.	29,946	3,009,573
Walgreens Boots Alliance, Inc.	40,871	475,738
		10,265,947
Containers & Packaging — 0.5%
Amcor PLC	116,943	1,093,417
Avery Dennison Corp.	2,536	425,465
Ball Corp.	18,948	1,084,963
Graphic Packaging Holding Co.	8,328	186,214
International Paper Co.	17,074	798,039
Packaging Corp. of America	1,956	378,975
Sealed Air Corp.	3,786	110,816
Smurfit WestRock PLC	14,088	625,225
Sonoco Products Co.	3,731	168,156
		4,871,270
Distributors — 0.1%
Genuine Parts Co.	4,673	602,256
LKQ Corp.	10,609	312,647
Pool Corp.	1,262	388,873
		1,303,776
Security	Shares	Value
Diversified Consumer Services — 0.1%
ADT, Inc.	21,637	$ 180,669
H&R Block, Inc.	9,924	539,270
Service Corp. International	5,445	415,508
		1,135,447
Diversified REITs — 0.1%
Broadstone Net Lease, Inc.	9,752	158,372
WP Carey, Inc.	9,555	613,049
		771,421
Diversified Telecommunication Services — 2.4%
AT&T Inc.	330,714	9,064,871
Verizon Communications, Inc.	293,410	12,546,211
		21,611,082
Electric Utilities — 1.8%
ALLETE, Inc.	1,879	123,882
Alliant Energy Corp.	4,891	317,964
American Electric Power Co., Inc.	8,828	998,800
Duke Energy Corp.	20,808	2,531,085
Edison International	21,598	1,125,688
Entergy Corp.	8,795	795,332
Evergy, Inc.	7,181	508,415
Eversource Energy	6,726	444,589
Exelon Corp.	25,485	1,145,296
FirstEnergy Corp.	17,723	756,949
IDACORP, Inc.	274	34,340
MGE Energy, Inc.	450	38,223
NextEra Energy, Inc.	36,578	2,599,233
OGE Energy Corp.	6,177	280,559
Otter Tail Corp.	922	71,160
Pinnacle West Capital Corp.	2,381	215,766
PPL Corp.	17,523	625,396
Southern Co. (The)	27,622	2,609,727
Xcel Energy, Inc.	6,073	446,001
		15,668,405
Electrical Equipment — 0.4%
Emerson Electric Co.	13,816	2,010,366
Rockwell Automation, Inc.	2,613	919,018
Sensata Technologies Holding PLC	23,027	708,311
		3,637,695
Electronic Equipment, Instruments & Components — 2.0%
Avnet, Inc.	20,699	1,095,805
Corning, Inc.	59,778	3,780,360
TD SYNNEX Corp.	20,069	2,897,763
TE Connectivity PLC	47,189	9,709,137
		17,483,065
Energy Equipment & Services — 0.8%
Archrock, Inc.	540	12,614
Baker Hughes Co., Class A	36,670	1,651,984
Halliburton Co.	65,202	1,460,525
NOV, Inc.	19,297	242,756
Schlumberger NV	104,228	3,522,907
Weatherford International PLC	2,886	163,203
		7,053,989
Entertainment — 0.0%
Warner Music Group Corp., Class A	4,441	129,944
Financial Services — 1.5%
Enact Holdings, Inc.	3,197	111,128
Equitable Holdings, Inc.	4,476	229,843
Essent Group Ltd.	4,613	258,282
Fidelity National Information Services, Inc.	134,938	10,715,426

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Global Payments, Inc.	14,093	$ 1,126,735
MGIC Investment Corp.	22,353	578,943
Radian Group, Inc.	12,085	394,092
TFS Financial Corp.	5,010	65,681
		13,480,130
Food Products — 1.9%
Cal-Maine Foods, Inc.	3,311	367,985
Conagra Brands, Inc.	34,022	621,242
Flowers Foods, Inc.	14,418	228,525
General Mills, Inc.	59,264	2,902,751
Hershey Co. (The)	7,023	1,307,191
Hormel Foods Corp.	11,579	325,254
Ingredion, Inc.	3,000	394,620
J M Smucker Co. (The)	6,242	670,016
Kellanova	7,615	607,906
Kraft Heinz Co. (The)	82,377	2,262,072
Lamb Weston Holdings, Inc.	8,035	458,557
Marzetti Co. (The)	527	93,680
McCormick & Co., Inc., NVS	6,974	492,574
Mondelez International, Inc., Class A	80,129	5,183,545
The Campbell’s Co.	11,346	362,164
Tyson Foods, Inc., Class A	11,494	601,136
		16,879,218
Gas Utilities — 0.1%
MDU Resources Group, Inc.	4,950	85,387
National Fuel Gas Co.	2,816	244,401
New Jersey Resources Corp.	2,025	92,968
UGI Corp.	7,369	266,610
		689,366
Ground Transportation — 1.0%
CSX Corp.	90,680	3,222,767
Norfolk Southern Corp.	4,971	1,381,938
Ryder System, Inc.	2,729	484,971
Union Pacific Corp.	17,331	3,846,962
		8,936,638
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	10,699	232,810
Becton Dickinson & Co.	8,183	1,458,620
Medtronic PLC	59,904	5,405,737
		7,097,167
Health Care Providers & Services — 2.5%
Cigna Group (The)	15,400	4,117,652
CVS Health Corp.	68,860	4,276,206
Elevance Health, Inc.	8,993	2,545,738
Humana, Inc.	5,434	1,357,794
Quest Diagnostics, Inc.	2,513	420,701
UnitedHealth Group, Inc.	39,461	9,847,887
		22,565,978
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	9,206	703,614
Healthpeak Properties, Inc.	40,518	686,375
National Health Investors, Inc.	651	45,479
Sabra Health Care REIT, Inc.	10,165	183,275
		1,618,743
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	36,700	576,924
Ryman Hospitality Properties, Inc.	817	77,664
		654,588
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Darden Restaurants, Inc.	3,883	$ 783,085
Las Vegas Sands Corp.	19,753	1,035,057
McDonald’s Corp.	20,450	6,136,431
Starbucks Corp.	30,922	2,757,006
Vail Resorts, Inc.	2,494	374,748
Wyndham Hotels & Resorts, Inc.	4,459	383,474
Yum! Brands, Inc.	6,212	895,460
		12,365,261
Household Durables — 0.6%
DR Horton, Inc.	17,546	2,506,270
Installed Building Products, Inc.	716	144,840
Lennar Corp., Class A	16,940	1,900,329
Lennar Corp., Class B	889	95,283
Meritage Homes Corp.	2,673	180,000
Whirlpool Corp.	3,873	321,614
		5,148,336
Household Products — 2.4%
Clorox Co. (The)	6,267	786,884
Colgate-Palmolive Co.	37,814	3,170,704
Kimberly-Clark Corp.	19,062	2,375,506
Procter & Gamble Co. (The)	100,710	15,153,834
Reynolds Consumer Products, Inc.	2,385	53,639
		21,540,567
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	36,312	477,503
Clearway Energy, Inc., Class A	2,308	71,040
Clearway Energy, Inc., Class C	3,604	117,599
		666,142
Industrial Conglomerates — 0.8%
3M Co.	17,065	2,546,439
Honeywell International, Inc.	20,293	4,512,149
		7,058,588
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	1,928	31,002
First Industrial Realty Trust, Inc.	3,123	152,153
Prologis, Inc.	26,340	2,812,585
STAG Industrial, Inc.	3,514	120,636
		3,116,376
Insurance — 2.5%
Aflac, Inc.	34,739	3,451,667
Allstate Corp. (The)	5,398	1,097,143
American Financial Group, Inc.	2,384	297,762
Arch Capital Group Ltd.	20,354	1,751,665
Assurant, Inc.	2,426	454,390
Axis Capital Holdings Ltd.	5,109	479,429
Cincinnati Financial Corp.	3,993	589,007
CNO Financial Group, Inc.	8,018	295,383
Fidelity National Financial, Inc., Class A	8,130	458,776
First American Financial Corp.	4,710	282,835
Hanover Insurance Group, Inc. (The)	767	131,640
Hartford Insurance Group, Inc. (The)	15,956	1,984,767
Kemper Corp.	1,361	83,824
Mercury General Corp.	458	31,716
MetLife, Inc.	50,629	3,845,273
Old Republic International Corp.	23,116	836,106
Primerica, Inc.	2,317	615,465
Principal Financial Group, Inc.	18,641	1,450,829
Prudential Financial, Inc.	26,853	2,781,434

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Reinsurance Group of America, Inc.	1,598	$ 307,535
Unum Group	10,468	751,707
		21,978,353
IT Services — 4.9%
Accenture PLC, Class A	71,528	19,105,129
Cognizant Technology Solutions Corp., Class A	58,973	4,231,902
International Business Machines Corp.	78,704	19,923,918
		43,260,949
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,431	113,936
Brunswick Corp.	4,431	258,283
Hasbro, Inc.	4,356	327,397
		699,616
Machinery — 2.0%
Caterpillar, Inc.	23,724	10,391,586
CNH Industrial NV	42,536	551,267
Cummins, Inc.	2,461	904,713
Illinois Tool Works, Inc.	10,220	2,616,013
Lincoln Electric Holdings, Inc.	1,678	408,593
Oshkosh Corp.	1,334	168,791
Otis Worldwide Corp.	13,156	1,127,338
Snap-on, Inc.	1,747	561,119
Stanley Black & Decker, Inc.	5,900	399,135
Toro Co. (The)	3,826	284,080
		17,412,635
Marine Transportation — 0.0%
Matson, Inc.	1,488	158,889
Media — 0.8%
Comcast Corp., Class A	153,004	5,084,323
Interpublic Group of Cos., Inc. (The)	38,699	951,995
Omnicom Group, Inc.	14,414	1,038,529
Sirius XM Holdings, Inc.	14,045	296,630
		7,371,477
Metals & Mining — 0.7%
Commercial Metals Co.	3,771	195,564
Newmont Corp.	28,656	1,779,538
Nucor Corp.	15,144	2,166,652
Reliance, Inc.	2,941	853,272
Southern Copper Corp.	2,005	188,791
Steel Dynamics, Inc.	8,832	1,126,610
		6,310,427
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	20,638	419,571
Rithm Capital Corp.	23,384	281,309
Starwood Property Trust, Inc.	16,697	324,924
		1,025,804
Multi-Utilities — 0.8%
Ameren Corp.	3,564	360,427
Avista Corp.	1,546	57,666
Black Hills Corp.	450	26,001
CenterPoint Energy, Inc.	6,978	270,886
CMS Energy Corp.	4,011	296,012
Consolidated Edison, Inc.	4,159	430,456
Dominion Energy, Inc.	26,728	1,562,252
DTE Energy Co.	5,165	714,888
NiSource, Inc.	4,314	183,129
Northwestern Energy Group, Inc.	1,785	95,854
Public Service Enterprise Group, Inc.	12,124	1,088,614
Security	Shares	Value
Multi-Utilities (continued)
Sempra	10,698	$ 873,813
WEC Energy Group, Inc.	7,121	776,759
		6,736,757
Office REITs — 0.1%
BXP, Inc.	6,189	404,946
COPT Defense Properties	3,879	105,819
Highwoods Properties, Inc.	4,677	135,680
Kilroy Realty Corp.	5,726	211,061
SL Green Realty Corp.	308	17,633
Vornado Realty Trust	2,812	108,037
		983,176
Oil, Gas & Consumable Fuels — 7.5%
Antero Midstream Corp.	16,152	296,389
APA Corp.	31,730	612,072
California Resources Corp.	5,246	252,752
ConocoPhillips	100,688	9,599,594
Core Natural Resources, Inc.	3,746	276,492
Coterra Energy, Inc.	35,180	858,040
Devon Energy Corp.	47,466	1,576,821
Diamondback Energy, Inc.	7,511	1,116,585
DT Midstream, Inc.	904	92,868
EOG Resources, Inc.	36,949	4,434,619
Expand Energy Corp.	5,493	575,557
Exxon Mobil Corp.	324,467	36,223,496
Kinder Morgan, Inc.	84,561	2,372,782
Magnolia Oil & Gas Corp., Class A	13,315	317,163
Matador Resources Co.	2,534	126,396
Occidental Petroleum Corp.	15,610	685,903
ONEOK, Inc.	30,434	2,498,936
Ovintiv, Inc.	17,209	708,667
Permian Resources Corp., Class A	24,953	353,334
Targa Resources Corp.	7,779	1,294,503
Williams Cos., Inc. (The)	37,577	2,252,741
		66,525,710
Passenger Airlines — 0.1%
Southwest Airlines Co.	19,366	598,990
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	6,975	651,046
Interparfums, Inc.	450	54,270
		705,316
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	120,607	5,223,489
Johnson & Johnson	66,656	10,980,910
Merck & Co., Inc.	98,777	7,716,459
Organon & Co.	17,612	170,837
Perrigo Co. PLC	4,763	127,029
Pfizer, Inc.	320,425	7,462,698
Royalty Pharma PLC, Class A	19,345	711,896
Viatris, Inc.	71,262	622,830
		33,016,148
Professional Services — 2.3%
Automatic Data Processing, Inc.	38,000	11,761,000
Booz Allen Hamilton Holding Corp., Class A	6,414	688,415
Dun & Bradstreet Holdings, Inc.	7,886	71,763
Genpact Ltd.	24,032	1,058,609
Korn Ferry	1,681	119,132
Maximus, Inc.	2,794	206,365
Paychex, Inc.	30,142	4,350,395
Science Applications International Corp.	16,915	1,885,684
		20,141,363

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 0.4%
American Homes 4 Rent, Class A	4,938	$ 171,299
AvalonBay Communities, Inc.	2,656	494,760
Camden Property Trust	3,161	345,181
Equity LifeStyle Properties, Inc.	2,842	170,293
Equity Residential	11,138	703,922
Essex Property Trust, Inc.	1,684	438,143
Independence Realty Trust, Inc.	4,602	77,175
Invitation Homes, Inc.	15,127	463,643
Mid-America Apartment Communities, Inc.	3,647	519,442
Sun Communities, Inc.	1,830	226,975
UDR, Inc.	10,039	394,432
		4,005,265
Retail REITs — 0.5%
Brixmor Property Group, Inc.	9,538	249,228
Federal Realty Investment Trust	1,188	109,486
Kimco Realty Corp.	22,770	483,407
Kite Realty Group Trust	8,317	182,808
NNN REIT, Inc.	5,993	247,271
Phillips Edison & Co., Inc.	1,050	35,480
Regency Centers Corp.	6,140	438,396
Simon Property Group, Inc.	13,862	2,270,457
Tanger, Inc.	906	27,198
		4,043,731
Semiconductors & Semiconductor Equipment — 7.2%
Analog Devices, Inc.	43,003	9,659,764
Microchip Technology, Inc.	70,704	4,778,883
NXP Semiconductors NV	35,828	7,658,951
QUALCOMM, Inc.	161,822	23,748,997
Skyworks Solutions, Inc.	34,809	2,385,809
Texas Instruments, Inc.	89,695	16,240,177
		64,472,581
Software — 0.2%
Dolby Laboratories, Inc., Class A	2,076	156,406
Gen Digital, Inc.	69,573	2,051,708
		2,208,114
Specialized REITs — 1.3%
American Tower Corp.	11,476	2,391,484
Crown Castle, Inc.	21,094	2,216,769
CubeSmart	7,508	292,136
EPR Properties	3,760	206,950
Equinix, Inc.	553	434,199
Extra Space Storage, Inc.	7,025	943,879
Gaming & Leisure Properties, Inc.	9,045	412,271
Iron Mountain, Inc.	6,623	644,815
Lamar Advertising Co., Class A	3,296	402,936
PotlatchDeltic Corp.	3,249	132,852
Public Storage	5,136	1,396,684
Rayonier, Inc.	5,675	132,284
SBA Communications Corp.	2,129	478,429
VICI Properties, Inc.	25,197	821,422
Weyerhaeuser Co.	20,474	512,874
		11,419,984
Specialty Retail — 2.0%
Bath & Body Works, Inc.	14,683	425,220
Best Buy Co., Inc.	11,998	780,590
Dick’s Sporting Goods, Inc.	3,208	678,524
Security	Shares	Value
Specialty Retail (continued)
Gap, Inc. (The)	6,729	$ 130,946
Home Depot, Inc. (The)	25,078	9,216,416
Lowe’s Cos., Inc.	23,781	5,316,718
Penske Automotive Group, Inc.	719	120,368
Tractor Supply Co.	15,228	867,234
		17,536,016
Technology Hardware, Storage & Peripherals — 3.3%
Dell Technologies, Inc., Class C	90,965	12,070,146
Hewlett Packard Enterprise Co.	168,512	3,486,513
HP, Inc.	292,386	7,251,173
NetApp, Inc.	44,437	4,627,225
Seagate Technology Holdings PLC	14,786	2,321,550
		29,756,607
Textiles, Apparel & Luxury Goods — 0.8%
Kontoor Brands, Inc.	2,072	115,328
NIKE, Inc., Class B	74,303	5,549,691
Tapestry, Inc.	14,078	1,520,846
VF Corp.	7,659	89,763
		7,275,628
Tobacco — 2.1%
Altria Group, Inc.	170,708	10,573,653
Philip Morris International, Inc.	50,235	8,241,052
		18,814,705
Trading Companies & Distributors — 0.3%
Fastenal Co.	17,765	819,499
Ferguson Enterprises, Inc.	5,066	1,131,390
Herc Holdings, Inc.	758	88,542
MSC Industrial Direct Co., Inc., Class A	3,021	261,679
Rush Enterprises, Inc., Class A	2,155	116,672
Watsco, Inc.	450	202,896
		2,620,678
Water Utilities — 0.1%
American States Water Co.	252	18,545
American Water Works Co., Inc.	3,462	485,511
Essential Utilities, Inc.	2,815	103,592
		607,648
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	28,546	6,805,652
Total Long-Term Investments — 99.9% (Cost: $837,392,863)		890,668,377
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	1,901,054	1,901,054
Total Short-Term Securities — 0.2% (Cost: $1,901,054)		1,901,054
Total Investments — 100.1% (Cost: $839,293,917)		892,569,431
Liabilities in Excess of Other Assets — (0.1)%		(681,646)
Net Assets — 100.0%		$ 891,887,785

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 2,006,283	$ —	$ (105,229)(a)	$ —	$ —	$ 1,901,054	1,901,054	$ 24,416	$ —
BlackRock, Inc.	3,912,119	1,750,712	(1,687,616)	244,319	602,670	4,822,204	4,360	23,778	—
				$ 244,319	$ 602,670	$ 6,723,258		$ 48,194	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	27	09/19/25	$ 2,604	$ (27,133)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core Dividend ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 890,668,377	$ —	$ —	$ 890,668,377
Short-Term Securities
Money Market Funds	1,901,054	—	—	1,901,054
	$ 892,569,431	$ —	$ —	$ 892,569,431
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (27,133)	$ —	$ —	$ (27,133)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust